JPMorgan Active Value ETF
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.6%
Aerospace & Defense — 3.2%
Boeing Co. (The) *	20,075	3,847,976
General Dynamics Corp.	14,159	3,128,714
Northrop Grumman Corp.	7,757	3,414,554
RTX Corp.	117,985	8,491,381
		18,882,625
Air Freight & Logistics — 1.0%
United Parcel Service, Inc., Class B	38,708	6,033,416
Automobiles — 0.1%
General Motors Co.	24,350	802,820
Banks — 8.5%
Bank of America Corp.	574,226	15,722,308
Citigroup, Inc.	71,281	2,931,787
Citizens Financial Group, Inc.	68,497	1,835,720
M&T Bank Corp.	11,797	1,491,731
PNC Financial Services Group, Inc. (The)	69,913	8,583,219
Truist Financial Corp.	66,285	1,896,414
US Bancorp	68,861	2,276,545
Wells Fargo & Co.	363,825	14,865,889
		49,603,613
Beverages — 0.8%
Keurig Dr Pepper, Inc.	45,171	1,426,049
Monster Beverage Corp. *	20,275	1,073,561
PepsiCo, Inc.	12,898	2,185,437
		4,685,047
Biotechnology — 4.5%
AbbVie, Inc.	78,343	11,677,808
Biogen, Inc. *	15,569	4,001,389
BioMarin Pharmaceutical, Inc. *	24,422	2,160,859
Regeneron Pharmaceuticals, Inc. *	4,513	3,714,018
Sarepta Therapeutics, Inc. *	8,638	1,047,098
Vertex Pharmaceuticals, Inc. *	10,546	3,667,266
		26,268,438
Building Products — 1.4%
Carrier Global Corp.	96,064	5,302,733
Masco Corp.	52,520	2,807,194
		8,109,927
Capital Markets — 3.6%
BlackRock, Inc.	7,835	5,065,249
Charles Schwab Corp. (The)	49,985	2,744,177
Goldman Sachs Group, Inc. (The)	9,831	3,181,017
Morgan Stanley	64,469	5,265,183
Raymond James Financial, Inc.	14,146	1,420,683
S&P Global, Inc.	5,501	2,010,120
T. Rowe Price Group, Inc.	14,340	1,503,836
		21,190,265

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — 2.9%
Air Products and Chemicals, Inc.	19,403	5,498,810
Axalta Coating Systems Ltd. *	181,344	4,878,154
Chemours Co. (The)	169,294	4,748,697
FMC Corp.	23,814	1,594,823
		16,720,484
Commercial Services & Supplies — 0.5%
Republic Services, Inc.	19,105	2,722,654
Construction Materials — 0.7%
Vulcan Materials Co.	18,866	3,811,309
Consumer Finance — 0.8%
American Express Co.	20,533	3,063,318
Capital One Financial Corp.	13,522	1,312,310
		4,375,628
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc. *	36,182	2,582,309
Dollar General Corp.	14,619	1,546,690
Performance Food Group Co. *	60,609	3,567,446
Walmart, Inc.	45,802	7,325,114
		15,021,559
Containers & Packaging — 0.4%
Ball Corp.	22,041	1,097,201
Silgan Holdings, Inc.	34,813	1,500,788
		2,597,989
Electric Utilities — 2.3%
Entergy Corp.	24,763	2,290,578
NextEra Energy, Inc.	157,689	9,034,003
Xcel Energy, Inc.	39,569	2,264,138
		13,588,719
Electrical Equipment — 1.3%
Eaton Corp. plc	18,062	3,852,264
Emerson Electric Co.	40,981	3,957,535
		7,809,799
Entertainment — 0.4%
Endeavor Group Holdings, Inc., Class A	31,874	634,293
Walt Disney Co. (The) *	22,144	1,794,771
		2,429,064
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B *	40,165	14,069,800
Fidelity National Information Services, Inc.	74,756	4,131,764
Fiserv, Inc. *	52,039	5,878,325
WEX, Inc. *	7,856	1,477,635
		25,557,524

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food Products — 0.4%
Mondelez International, Inc., Class A	34,528	2,396,243
Gas Utilities — 0.2%
National Fuel Gas Co.	25,706	1,334,398
Ground Transportation — 1.1%
CSX Corp.	135,304	4,160,598
Knight-Swift Transportation Holdings, Inc.	21,067	1,056,510
Uber Technologies, Inc. *	26,700	1,227,933
		6,445,041
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	15,484	1,499,625
Baxter International, Inc.	37,596	1,418,873
Becton Dickinson & Co.	9,418	2,434,835
Boston Scientific Corp. *	58,510	3,089,328
Medtronic plc	34,069	2,669,647
Zimmer Biomet Holdings, Inc.	17,780	1,995,272
		13,107,580
Health Care Providers & Services — 5.5%
Cencora, Inc.	30,514	5,491,605
Centene Corp. *	116,929	8,054,069
Cigna Group (The)	11,387	3,257,479
CVS Health Corp.	65,565	4,577,748
Elevance Health, Inc.	3,607	1,570,560
Humana, Inc.	3,636	1,768,987
UnitedHealth Group, Inc.	12,620	6,362,878
Universal Health Services, Inc., Class B	6,438	809,450
		31,892,776
Health Care REITs — 1.1%
Ventas, Inc.	153,545	6,468,851
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	87,280	1,402,590
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc. *	604	1,862,706
Domino's Pizza, Inc.	8,598	3,256,836
McDonald's Corp.	10,973	2,890,727
Royal Caribbean Cruises Ltd. *	8,991	828,431
Wynn Resorts Ltd.	10,295	951,361
		9,790,061
Household Durables — 0.2%
Toll Brothers, Inc.	17,529	1,296,445
Household Products — 0.6%
Procter & Gamble Co. (The)	23,893	3,485,033
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	28,411	5,248,648

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — 4.0%
Chubb Ltd.	14,481	3,014,655
Hartford Financial Services Group, Inc. (The)	38,205	2,709,117
Loews Corp.	23,516	1,488,798
Marsh & McLennan Cos., Inc.	8,688	1,653,326
MetLife, Inc.	90,626	5,701,282
Progressive Corp. (The)	26,878	3,744,105
Prudential Financial, Inc.	13,551	1,285,854
Travelers Cos., Inc. (The)	18,091	2,954,441
Willis Towers Watson plc	3,801	794,257
		23,345,835
Interactive Media & Services — 1.5%
Alphabet, Inc., Class C *	29,722	3,918,846
Meta Platforms, Inc., Class A *	15,344	4,606,422
		8,525,268
IT Services — 0.3%
International Business Machines Corp.	14,026	1,967,848
Leisure Products — 0.2%
Hasbro, Inc.	19,866	1,313,937
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	5,899	2,985,897
Machinery — 1.1%
Dover Corp.	29,583	4,127,125
Parker-Hannifin Corp.	5,541	2,158,330
		6,285,455
Media — 2.8%
Charter Communications, Inc., Class A *	16,168	7,111,010
Comcast Corp., Class A	205,425	9,108,544
		16,219,554
Metals & Mining — 0.3%
Alcoa Corp.	52,734	1,532,450
Multi-Utilities — 2.5%
CMS Energy Corp.	50,541	2,684,232
Dominion Energy, Inc.	146,245	6,532,764
Public Service Enterprise Group, Inc.	94,048	5,352,272
		14,569,268
Oil, Gas & Consumable Fuels — 10.2%
Cheniere Energy, Inc.	9,359	1,553,220
Chevron Corp.	84,136	14,187,012
ConocoPhillips	72,820	8,723,836
Diamondback Energy, Inc.	16,389	2,538,328
EOG Resources, Inc.	64,450	8,169,682
Exxon Mobil Corp.	147,128	17,299,310

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Hess Corp.	5,634	862,002
Pioneer Natural Resources Co.	25,303	5,808,304
		59,141,694
Passenger Airlines — 0.5%
Southwest Airlines Co.	100,478	2,719,939
Personal Care Products — 0.2%
Kenvue, Inc.	67,663	1,358,673
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	242,812	14,092,808
Eli Lilly & Co.	3,245	1,742,987
Johnson & Johnson	30,243	4,710,347
Merck & Co., Inc.	10,224	1,052,561
Pfizer, Inc.	50,392	1,671,503
		23,270,206
Residential REITs — 1.2%
AvalonBay Communities, Inc.	5,409	928,942
Mid-America Apartment Communities, Inc.	31,421	4,042,311
Sun Communities, Inc.	16,612	1,965,864
		6,937,117
Retail REITs — 0.4%
Kimco Realty Corp.	132,266	2,326,559
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices, Inc. *	17,524	1,801,818
Analog Devices, Inc.	25,244	4,419,972
Intel Corp.	56,601	2,012,165
NXP Semiconductors NV (China)	32,660	6,529,387
ON Semiconductor Corp. *	12,925	1,201,379
Teradyne, Inc.	17,605	1,768,598
Texas Instruments, Inc.	21,903	3,482,796
		21,216,115
Software — 2.2%
Microsoft Corp.	12,509	3,949,717
Oracle Corp.	54,804	5,804,839
Salesforce, Inc. *	15,623	3,168,032
		12,922,588
Specialized REITs — 1.0%
Digital Realty Trust, Inc.	45,843	5,547,920
Specialty Retail — 3.3%
AutoZone, Inc. *	1,217	3,091,168
Best Buy Co., Inc.	22,068	1,533,064
Home Depot, Inc. (The)	10,273	3,104,090
Lowe's Cos., Inc.	24,210	5,031,806

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
O'Reilly Automotive, Inc. *	1,942	1,765,006
TJX Cos., Inc. (The)	50,965	4,529,769
		19,054,903
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	4,923	842,867
Textiles, Apparel & Luxury Goods — 0.8%
Kontoor Brands, Inc.	57,568	2,527,811
NIKE, Inc., Class B	23,059	2,204,901
		4,732,712
Tobacco — 1.4%
Philip Morris International, Inc.	85,323	7,899,203
Trading Companies & Distributors — 0.7%
WESCO International, Inc.	26,367	3,792,102
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	10,284	1,440,274
Total Common Stocks (Cost $567,281,906)		563,026,930
Short-Term Investments — 3.3%
Investment Companies — 3.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b) (Cost $19,217,351)	19,217,351	19,217,351
Total Investments — 99.9% (Cost $586,499,257)		582,244,281
Other Assets Less Liabilities — 0.1%		433,107
NET ASSETS — 100.0%		582,677,388

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$582,244,281	$—	$—	$582,244,281

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$252,180	$1,345,118	$1,597,298	$—	$—	$—	—	$3,701	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	12,221,401	10,372,249	3,376,299	—	—	19,217,351	19,217,351	214,178	—
Total	$12,473,581	$11,717,367	$4,973,597	$—	$—	$19,217,351		$217,879	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.